S000024275 [Member] Expense Example - Putnam Core Bond Fund	Oct. 31, 2025 USD ($)
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	220
Expense Example, with Redemption, 10 Years	494
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	220
Expense Example, with Redemption, 10 Years	494
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,166
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	$ 1,464